Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued liabilities [Abstract]
Accrued liabilities (Tables), Accrued liabilities [Text Block]

Philips Group

Accrued liabilities

in millions of EUR

2018 - 2019

	2018	2019
Personnel-related costs:
- Salaries and wages	530	554
- Accrued holiday entitlements	111	118
- Other personnel-related costs	73	66
Fixed-asset-related costs:
- Gas, water, electricity, rent and other	36	24
Communication and IT costs	55	48
Distribution costs	78	115
Sales-related costs:
- Commission payable	6	8
- Advertising and marketing-related costs	179	186
- Other sales-related costs	28	25
Material-related costs	112	106
Interest-related accruals	36	38
Other accrued liabilities	293	343
Accrued liabilities	1,537	1,632